CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Utility Plant
Plant in Service	$ 5,225,923	$ 5,175,148	$ 4,467,667
Utility Plant Under Capital Leases	436,199	667,157	637,957
Construction Work in Progress	173,889	109,070	180,485
Total Utility Plant	5,836,011	5,951,375	5,286,109
Less Accumulated Depreciation and Amortization	(2,091,266)	(2,052,216)	(1,826,977)
Less Accumulated Amortization of Capital Lease Assets	(286,693)	(473,969)	(514,677)
Total Utility Plant-Net	3,458,052	3,425,190	2,944,455
Investments and Other Property
Investments in Lease Equity		0	36,194
Other		37,599	33,488
Investments and Other Property	38,428	37,599	69,682
Current Assets
Cash and Cash Equivalents	65,348	74,170	25,335
Accounts Receivable-Customer	72,702	80,713
Accounts Receivable-Other	15,498	12,808
Unbilled Accounts Receivable	32,069	36,804	34,369
Allowance for Doubtful Accounts	(4,776)	(4,885)	(4,825)
Allowance for Doubtful Accounts-Other	(5,521)	0
Accounts Receivable-Due from Affiliates	4,617	5,382	6,064
Materials and Supplies	89,043	86,750	75,200
Deferred Income Taxes-Current	98,633	102,006	70,722
Fuel Inventory	33,758	36,368	44,027
Regulatory Assets-Current	79,380	69,383	42,555
Derivative Instruments	248	1,633	2,137
Other	25,557	22,848	12,923
Total Current Assets	506,556	523,980	388,718
Regulatory and Other Assets
Regulatory Assets-Noncurrent	238,018	223,192	141,030
Derivative Instruments	520	300	167
Other Assets	21,340	22,161	19,233
Total Regulatory and Other Assets	259,878	245,653	160,430
Total Assets	4,262,915	4,232,422	3,563,285
Capitalization
Common Stock Equity	1,225,282	1,215,779	925,923
Capital Lease Obligations	59,957	69,438	131,370
Long-Term Debt	1,541,486	1,372,414	1,223,070
Total Capitalization	2,826,726	2,657,631	2,280,363
Current Liabilities
Current Obligations Under Capital Leases	131,428	173,822	186,056
Borrowings Under Revolving Credit Facilities	0	85,000	0
Accounts Payable-Trade	93,682	110,480	88,556
Accounts Payable-Due to Affiliates	4,200	2,933	9,153
Accrued Taxes Other than Income Taxes	47,482	36,110	34,485
Accrued Employee Expenses	20,766	15,679	24,454
Regulatory Liabilities-Current	33,308	38,847	23,701
Accrued Interest	16,190	21,021	22,785
Customer Deposits	20,047	20,339	21,354
Derivative Instruments	22,016	18,874	5,531
Other	11,168	9,673	9,244
Total Current Liabilities	400,287	532,778	425,319
Deferred Credits and Other Liabilities
Deferred Income Taxes-Noncurrent	492,662	491,546	428,103
Regulatory Liabilities-Noncurrent	313,062	321,186	263,270
Pension and Other Postretirement Benefits	138,585	138,319	84,936
Derivative Instruments	7,476	6,288	5,161
Other	84,116	84,674	76,133
Total Deferred Credits and Other Liabilities	1,035,902	1,042,013	857,603
Commitments, Contingencies & Environmental Matters (Note 5)
Total Capitalization and Other Liabilities	4,262,915	4,232,422	3,563,285
Scenario, Previously Reported [Member]
Current Assets
Accounts Receivable-Customer		$ 93,521	$ 80,211